Disclosure of detailed information about foreign currency risk explanatory (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Restricted cash and cash equivalents	$ 202,216
Trade receivables	3,481	$ 6,527
Trade payables	822,652	$ 675,142
Denominated in US Dollars [Member]
Statement [Line Items]
Restricted cash and cash equivalents	10,747
Trade receivables	1,238
Trade payables	344,045
Demonimated in Australian Dollars [Member]
Statement [Line Items]
Restricted cash and cash equivalents	189,913
Trade receivables	1,628
Trade payables	149,019
Denominated in Canadian Dollars [Member]
Statement [Line Items]
Restricted cash and cash equivalents	1,556
Trade receivables	615
Trade payables	$ 329,588